Inventory	12 Months Ended
Dec. 31, 2013
Inventory [Text Block]
NOTE 4 – Inventory

Inventory includes raw materials and finished goods. Finished goods contain direct materials and other manufacturing costs charged directly by third party manufacturing vendors.

Inventory consists of the following:
	December 31, 2013	December 31, 2012

Raw materials	$226,680	$269,644
Finished goods	182,179	63,709
Inventory allowance	(18,732)	(179,861)
Total	$390,127	$153,492

The Company recognized $161,129 and $51,390 recovery in inventory allowance respectively for the years ended December 31, 2013 and December 31, 2012. These recoveries were due to the Company selling inventories that were fully reserved in prior years.